RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details) (USD $)	1 Months Ended	3 Months Ended								3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2013	Mar. 31, 2013	Aug. 22, 2012	Aug. 20, 2012	Jun. 30, 2012	Mar. 31, 2012	Jan. 31, 2012	Sep. 01, 2011	Jun. 30, 2013 Sutter Buttes Llc [Member]	Mar. 31, 2013 Sutter Buttes Llc [Member]	Apr. 23, 2012 Sutter Buttes Llc [Member] acre	Jun. 30, 2013 Sutter Lease [Member]	Mar. 31, 2013 Sutter Lease [Member]	Apr. 23, 2012 Sutter Lease [Member] acre	Jun. 30, 2013 Carlson Lease [Member]	Mar. 31, 2013 Carlson Lease [Member]	Aug. 22, 2012 Sacramento Lease [Member]	Jan. 31, 2012 Office and Laboratory [Member]
Operating Leased Assets [Line Items]
Lease agreement, increased rent, per month								$ 1,500	$ 1,000										$ 500
Land lease agreement, aggregate rent amount		41,150	148,750		1,000	26,933	14,500
Payments for Rent										250,000	250,000		250,000	250,000
Area of Land												1,000			1,000
Operating Leases, Rent Expense													31,250	114,583
Due from Related Parties													104,166	135,417
Current portion of advance payment on related party lease		104,166	125,000				0							125,000
Advance payment on related party lease, net of current portion		0	10,417				0							10,417
Security deposit		2,500	2,500	1,000			1,500										1,500	1,000
Monthly Payments For Rent																$ 2,300	$ 2,300
Lease Agreement Expiry Term	5 years									24 months	24 months
Lease Agreement Expiry Date		Sep. 01, 2016
Lease Expiration Date														May 01, 2014			May 01, 2017